Revenue from collaboration agreements	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Revenue from collaboration agreements
13.	Revenue from collaboration agreements
The Group earns revenue through strategic collaboration agreements with third party pharmaceutical and biotechnology companies. As of December 31, 2022, the Group had four strategic collaboration agreements in place after the Amgen collaboration was terminated in 2021 and the GSK collaboration was terminated in 2022.
As part of these collaboration arrangements, Immatics grants exclusive licensing rights or options thereto for the development and commercialization of future product candidates, developed for several targets defined in the respective collaboration agreements, in addition to research activities, including screening of highly specific molecules for reactivity with the specified targets and off-targets
using Immatics’ proprietary technology and
know-how,
participation on a joint steering committee, and preparation of data packages. For the preclinical collaboration agreements, these promises represent one combined performance obligation, whereas for the clinical stage BMS IMA401 agreement, the promises represent two distinct performance obligations. Immatics reassessed the total forecasted cost as part of the Group’s annual budget process and adjusted the total forecasted cost accordingly.
The Group has not recognized any royalty or milestone revenue under the collaboration agreements, due to the scientific uncertainty of achieving the milestones or the successful commercialization of a product. As of December 31, 2022, Immatics had not received any milestone or royalty payments in connection with the collaboration agreements. The Group plans to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract. Deferred revenues are contract liabilities within the scope of IFRS 15.

Each of the Group’s strategic collaboration agreements included a non-refundable
upfront payment, meant to subsidize research activities, recognized as deferred revenue. For all collaboration agreements these upfront payments exceeded the Group’s right to consideration for services performed under each collaboration agreement. Therefore, only deferred revenue net of contract assets is presented as of December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
Genmab Collaboration Agreement
In July 2018, Immatics Biotechnologies GmbH entered into a research collaboration and license agreement with Genmab to develop next-generation, T cell engaging bispecific immunotherapies targeting multiple cancer indications. Under the agreement, Immatics and Genmab conduct joint research to combine Immatics’ XPRESIDENT and Bispecific TCR technology platforms with Genmab’s proprietary antibody technologies to develop multiple bispecific immunotherapies in oncology. The two companies plan to develop immunotherapies directed against three proprietary targets. Genmab will be responsible for development, manufacturing and worldwide commercialization. Immatics will have an option to contribute certain promotion efforts at predetermined levels in selected countries in the EU.
The Genmab collaboration agreement contains a maximum of $550 million of milestone payments for each licensed product resulting from the collaboration. In addition, Immatics is entitled to receive royalty payments. Royalty rates are based on aggregate net sales of a licensed product. The agreement provides for higher royalty rates as annual net sales of a licensed product increases. Under the agreement, the royalty rates begin in the high single-digits, increasing to the low tens as a percentage of aggregate annual net sales of a licensed product.
The Group received a
non-refundable
upfront payment of €46 million ($54 million) upon signing of the agreement. The Group classified the initial receipt of the upfront payment as deferred revenue, which recognizes into revenue as on a cost-to-cost
basis using forecasted costs.
The Group recognized €9.6 million, €6.9 million and €11.2 million of revenue associated with the upfront payment and with reimbursements for research and development costs performed, for the years ended December 31, 2022, 2021 and 2020, respectively. Total deferred revenue under the agreement was €12.1 million and €19.9 million as of December 31, 2022 and 2021, respectively.
BMS Collaboration Agreement
In August 2019, Immatics Biotechnologies GmbH and BMS entered into a collaboration and option agreement to develop novel adoptive cell therapies targeting multiple cancers. Under the agreement, Immatics may develop T Cell Receptor Engineered T Cell Therapy
(TCR-T)
programs against solid tumor targets discovered with Immatics’ XPRESIDENT technology. Programs would utilize proprietary T Cell Receptors (TCRs) identified by Immatics’ XCEPTOR TCR discovery and engineering platform. If Immatics develops programs against the
TCR-T
targets, Immatics will be responsible for the development and validation of these programs through lead candidate stage, at which time BMS may exercise opt-in
rights and assume sole responsibility for further worldwide development, manufacturing and commercialization of the
TCR-T
cell therapies.
Immatics would have certain early-stage
co-development
rights or
co-funding
rights for selected
TCR-T
cell therapies arising from the collaboration. With respect to this collaboration agreement with BMS, Immatics may be eligible to receive up to $505 million for each licensed product in option exercise payments, development, regulatory and commercial milestone payments as well as tiered royalties on net sales. In addition, Immatics is entitled to royalty payments. Royalty rates are based on aggregate net sales of a licensed product resulting from the collaboration. The agreement provides for higher royalty rates as annual net sales of a licensed product increases. Under each contract, the royalty rates begin in the mid-single-digits,
increasing to the low teen-digits as a percentage of aggregate annual net sales of a licensed product.
The Group received a
non-refundable
upfront payment of €68 million ($75 million) upon signing of the agreement. The Group classified the initial receipt of the upfront payment as deferred revenue, which recognizes into revenue as on a cost-to-cost
basis using forecasted costs.

On June 1, 2022, Immatics Biotechnologies GmbH entered into an Amendment to the Strategic Collaboration Agreement originally signed in 2019 (the “amendment”) with BMS. Pursuant to the amendment, the Group received a
€
18.7
 million ($
20
million) upfront

cash payment related to the performance obligations under the contract. Under the amendment, Immatics will undertake an additional T Cell Receptor Engineered T cell Therapy (TCR-T) program against a solid tumor target discovered with Immatics’ XPRESIDENT technology. The program will utilize proprietary T Cell Receptors (TCRs) identified by Immatics’ XCEPTOR TCR discovery and engineering platform. The increased consideration reflects the stand-alone selling price at contract inception and the amendment contains performance obligations that are distinct from the original performance obligation under the contract. Therefore, the Group determined to account for the modification of the Allogeneic ACT agreement signed in 2019, triggered by the amendment as a separate contract.
The Group recognized €
23
 million, €
13.1
 million and €
11.5
 million of revenue associated with the upfront payment for the years ended December 31, 2022, 2021 and 2020, respectively. Total deferred revenue under the agreement was €
37.6
 million and €
41.9
 million as of December 31, 2022 and 2021, respectively.
BMS IMA401 Collaboration Agreement
On December 10, 2021, Immatics Biotechnologies GmbH entered into a License, Development and Commercialization agreement (the “BMS IMA401 agreement”) with BMS. The BMS IMA401 agreement became effective on January 26, 2022, after the expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 on January 25, 2022. Pursuant to the BMS IMA401 agreement, the Group received a
 €133 million ($150 million) upfront cash payment related to the performance obligations under the contract. The Group identified the transfer of a global exclusive IMA401 license including technology transfer and the contractually agreed clinical trial services including participation in Joint Steering Committee meetings as distinct performance obligations. The Group is eligible to receive up to $770 million development, regulatory and commercial milestone payments, in addition to low double-digit royalty payments on net sales of IMA401. Immatics retains the options to co-fund
U.S. development in exchange for enhanced U.S. royalty payments and/or to co-promote
IMA401 in the US. In November 2021, Immatics filed a Clinical Trial Application (CTA) with Paul-Ehrlich-Institute (PEI), the German federal regulatory authority, for the development of IMA401. The clinical trial, which commenced in the second quarter of 2022, will enroll patients across various solid tumor types.
Under IFRS 15, the Group applied significant judgement when evaluating whether the obligations under the BMS IMA401 agreement represent one performance obligation, combined performance obligations or multiple performance obligations, the allocation of the transaction price to identified performance obligations, and the determination of whether milestone payments should be included in the transaction price.
The Group concluded that BMS is a customer since the BMS IMA401agreement does contain elements of a customer relationship even though it is a collaboration agreement, where to some degree both risks and benefits are shared between the Group and BMS. The BMS IMA401 agreement clearly states deliverables to be delivered by the Group and BMS as mentioned below and creates enforceable rights and obligations.
The Group transferred license rights and is performing clinical trial services. While the clinical trial is a prerequisite for approval of the product, it does not modify the underlying product. The manufacturing of the product for the trial is already completed. The clinical trial will evaluate safety, tolerability, and initial anti-tumor activity of IMA401 in patients with recurrent and/or refractory solid tumors, but there is no modification planned as part of this. With the end of the pre-clinical
phase, there was no further enhancement of the products planned. We therefore concluded that BMS can benefit from each performance obligation on its own and they are separately identifiable from other promises in the BMS IMA401 agreement. The Group concluded that there were two distinct performance obligations under the BMS IMA401 agreement, the granted license and the conduct of clinical trial services.

At inception of the BMS IMA401 agreement, the Group determined the transaction price. We evaluated inclusion of the milestones as part of the transaction price under the most-likely method. Milestone payments are included at the most likely amount in the transaction price. However, variable consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The contractual agreed milestone payments with BMS relate to the license. Based on that the Group concluded that no variable consideration was considered as transaction price at contract inception. At the end of each reporting period, the Group re-evaluates
the probability of achievement of milestones and, if necessary, adjusts its estimate of the overall transaction price. Sales-based royalties will only be recognized as sales occur since the license is the predominant item to which the royalty relates.
The Group is required to allocate the determined transaction price of €133 million ($150 million) to the two separate identified performance obligations of the BMS IMA401 agreement, based on the standalone selling price of each performance obligation as the upfront payment of €133 million ($150 million) covers the cost of clinical trial services as well as an initial payment for the license. Since the BMS IMA401 agreement consist of two performance obligations, the Group determined the underlying stand-alone selling price for each performance obligation, to allocate the transaction price to the performance obligations. The estimation of the stand-alone selling price included estimates regarding forecasted cost for future services, profit margins and development timelines.
The most reasonable estimation method for the performance obligation related to clinical trial services is the expected cost method, due to the fact that the Group is able to use expected costs including a profit margin to estimate the stand-alone selling price. On top of the forecast of expected costs, the Group added an appropriate profit margin based on average company profit margins for clinical trial services.
To estimate a stand-alone selling price for the performance obligation related to the IMA401 license, the Group concluded to use the residual approach due to the fact that the license is a unique license and there is no available market price for the license and hence no specific stand-alone selling price apart from the residual amount was identified. The Group concluded following transaction price allocation of the €133 million ($150 million) upfront payment as of March 31, 2022:
1.    Stand-alone selling price for clinical trial services: €42 million
2.    Stand-alone selling price for the license grant: €91 million
The Group evaluated each performance obligation to determine if it can be satisfied at a point in time or over time. The control over the granted license is transferred at a point in time, after BMS obtains the rights to use the license at the effective date of the agreement. The performance obligation related to promised clinical trial services is satisfied over time. The Group transfers control of these agreed services over time and will therefore recognize revenue over time as costs are incurred using a cost-to-cost
method. At inception of the BMS IMA401 agreement, €42 million were initially deferred on the Groups Consolidated Statement of Financial Position.
For the year ended December 31, 2022, €6.9 million revenue was recognized based on the cost-to-cost
method as well as €91 million revenue related to the license for IMA 401. Total deferred revenue under the agreement was €34.8 million and €0.0 as of December 31, 2022 and 2021, respectively.
Allogeneic ACT Collaboration Agreement
On June 1, 2022, Immatics US, Inc. entered into a License, Development and Commercialization agreement (the “Allogeneic ACT agreement”) with Bristol-Myer-Squibb Company (“BMS”). Pursuant to the Allogeneic ACT agreement, the Group received a $60 million upfront cash payment plus an additional payment of $5 million related to the performance obligations under the contract. Applying the foreign exchange rate of June 1, 2022, the received payments represent €60.7 million. As the contract is accounted for in the functional currency of Immatics US, Inc.,

US Dollar, the € amount is subject to currency fluctuations. The Group identified the transfer of an exclusive right and license with the right to grant sublicenses under the Immatics Licensed IP, technology transfer, contractually agreed research and development services including participation in Joint Steering Committee meetings and the delivery of research progress reports to BMS as a combined performance obligation. The Group is eligible to receive up to $700 million development, regulatory and commercial milestone payments, in addition to tiered royalty payments of up to low double-digit percentages on net product sales.

Under IFRS 15, the Group applied significant judgement when evaluating whether the obligations under the Allogeneic ACT agreement represent one combined performance obligation or multiple performance obligations and the determination of whether milestone payments should be included in the transaction price.
The Group concluded that BMS is a customer since BMS obtains through the Allogeneic ACT agreement the output of Immatics’ ordinary activities in exchange for a consideration. The Allogeneic ACT agreement clearly states the deliverables to the Group and BMS as mentioned below and creates enforceable rights and obligations.
The Group granted to BMS exclusive access to licensed products and is performing research and development services. The research and development services performed by the Group will cover preclinical development of the initial two Bristol Myers Squibb-owned programs and is not distinct from the licensed IP, since the preclinical platform does not have a standalone value without further development. Based on the facts and circumstances, the collaboration agreement contains multiple promises, which aggregate to a combined performance obligation.
At inception of the Allogeneic ACT agreement, the Group determined the transaction price. The Group evaluated inclusion of the milestones as well as potential cost reimbursements as part of the transaction price under the most-likely method. Milestone payments are included at the most likely amount in the transaction price. However, variable consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. For the contractual agreed milestone payments with BMS, the license is predominant. Based on that the Group concludes that no variable consideration is considered as transaction price at contract inception. At the end of each reporting period, the Group re-evaluates
the probability of achievement of milestones and, if necessary, adjusts its estimate of the overall transaction price. Sales-based royalties will only be recognized as sales occur since the license is the predominant item to which the royalty relates.
The Group allocated the determined total transaction price of €66.1 million ($70.8 million) consisting of the received payments of €60.7 million ($65 million) as well as cost reimbursements to the single combined performance obligation of the Allogeneic ACT agreement. Based on the facts mentioned above the Group determined that the combined performance obligation related to promised research and development services is satisfied over time and therefore revenue will be recognized over time as costs for the research and development services incurred using a cost-to-cost
method.
At inception of the Allogeneic ACT agreement, €60.7 million were initially deferred on the Groups Consolidated Statement of Financial Position.
The Group recognized €4.9 million of revenue associated with the upfront payment for the year ended December 31, 2022. Total deferred revenue under the agreement was €56.2 million and €0.0 as of December 31, 2022 and 2021, respectively.
Amgen Collaboration Agreement
In December 2016, Immatics Biotechnologies GmbH entered into a research collaboration and license agreement with Amgen to develop next-generation, T cell engaging bispecific immunotherapies targeting multiple cancers. The Group received a non-refundable
upfront payment of €28 million ($30 million) upon signing of the Amgen agreement. The Group classified the initial receipt of the upfront payment as deferred revenue, which recognizes into revenue as on a cost-to-cost
basis using forecasted costs.

The collaboration with Amgen has been discontinued in October 2021. As a result, the Group will not receive any future milestone or royalty payments under the collaboration. The Group recognized the remaining deferred revenue balance of €
10.2
 million as of December 31, 2021, no further revenue will be recognized from the collaboration thereafter.
The Group recognized €
10.2
 million and €
4.9
 million of revenue associated with the upfront payment during the years ended December 31, 2021 and 2020, respectively. Total deferred revenue under the agreement was €
0.0
 million as of December 31, 2022 and 2021, respectively.
GSK
In December 2019, Immatics entered into a collaboration agreement with GSK to develop novel adoptive cell therapies targeting multiple cancer indications. The Group received a non-refundable
upfront payment of €45 million for two initial programs upon signing of the GSK agreement. The Group classified the initial receipt of the upfront payment as deferred revenue, which recognizes into revenue as on a cost-to-cost
basis using forecasted costs.
The collaboration with GSK has been discontinued in October 2022. As a result, the Group will not receive any future milestone or royalty payments under the collaboration. The Group recognized the remaining deferred revenue balance of €36.8 million as of December 31, 2022, no further revenue will be recognized from the collaboration thereafter.
The Group recognized €37.1 million, €4.5 million and €3.7 million of revenue associated with the upfront payment for the years ended December 31, 2022, 2021 and 2020, respectively. Total deferred revenue under the agreement was €0.0 million and €36.8 million as of December 31, 2022 and 2021, respectively.
Revenue from collaboration agreements were realized with the following partners:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Revenue from collaboration agreements:
Genmab, Denmark	9,617	6,929	11,204
BMS, United States	126,100	13,138	11,489
Amgen, United States	—	10,228	4,865
GSK, United Kingdom	37,114	4,468	3,695

Total	172,831	34,763	31,253

Deferred revenue related to the collaboration agreements consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Current	64,957	50,402
Non-current	75,759	48,225

Total	140,716	98,627

Cost to obtain a contract
The Group incurred costs from a third party, who assists in identifying collaboration partners. The Group recognizes an asset to the extent these costs are incremental and directly related to a specific contract. The Group then amortizes the asset consistently with the pattern of revenue recognition for the related contracts. Total assets, net of amortization, for these capitalized costs of obtaining a contract were €0.5 million and €0.9 million as of December 31, 2022 and 2021, respectively, which are classified in other current assets and other non-current
assets. The Group recognized expenses related to the amortization of capitalized cost of obtaining a contract of €0.4 million, €0.3 million and €0.3 million for the year ended December 31, 2022, 2021 and 2020, respectively.
As of December
31
,
2022
, the Group is potentially liable to pay €
1.9
 million ($
2
million) to a third-party upon successful completing the milestone of the first clinical lead selection in connection with Immatics’ collaboration agreements. The Group does not recognize a liability for these contingent payments due to the scientific uncertainty of achieving the related milestones.